1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3027 Fax

November 1, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File No. 333-191402

Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant hereby certifies that: (i) the proxy statement/prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment and (ii) the text of the Amendment, the most recent amendment to the Registration Statement on Form N-14, was filed electronically with the U.S. Securities and Exchange Commission via the EDGAR system on October 29, 2013

Please direct any questions concerning the filing to the undersigned at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll

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